Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Changes in Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Change in benefit obligation:

Benefit obligation at beginning of year	863	807	65	65
Service cost	28	27	5	7
Interest cost	25	28	2	2
Employee contributions	5	6	—	—
Benefits paid	(27)	(20)	(11)	(4)
Effect of curtailment	(3)	—	(1)	—
Effect of settlement	(10)	(14)	—	—
Actuarial (gain) loss	(21)	93	—	2
Transfer in	1	2	—	1
Transfer out	(1)	(2)	—	(1)
Plan amendment	(2)	—	—	1
Foreign currency translation adjustment	(42)	(64)	(6)	(8)

Benefit obligation at end of year	816	863	54	65

Change in plan assets:

Plan assets at fair value at beginning of year	480	448	—	—
Actual return on plan assets	(3)	41	—	—
Employer contributions	28	28	—	—
Employee contributions	5	6	—	—
Benefits paid	(17)	(10)	—	—
Effect of settlement	(10)	(12)	—	—
Foreign currency translation adjustments	(10)	(21)	—	—

Plan assets at fair value at end of year	473	480	—	—

Funded status	(343)	(383)	(54)	(65)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	8	9	—	—
Current liabilities	(8)	(9)	(3)	(11)
Long-term liabilities	(343)	(383)	(51)	(54)

Net amount recognized	(343)	(383)	(54)	(65)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2013	91	9	100

Net amount generated/arising in current year	76	—	76
Amortization	(5)	(1)	(6)
Foreign currency translation adjustment	(10)	(1)	(11)

Other comprehensive loss as at December 31, 2014	152	7	159

Net amount generated/arising in current year	3	(2)	1
Amortization	(11)	(1)	(12)

Foreign currency translation adjustment	(7)	(1)	(8)

Other comprehensive loss as at December 31, 2015	137	3	140

Schedule of Accumulated Benefit Obligations

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Accumulated benefit obligations	720	757	41	51

Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Service cost	28	27	37	5	7	8
Interest cost	25	28	28	2	2	2
Expected return on plan assets	(22)	(22)	(18)	—	—	—
Amortization of actuarial net loss (gain)	7	3	11	—	2	—
Amortization of prior service cost	1	—	5	—	1	—
Effect of settlement	1	1	1	—	—
Effect of curtailment	—	—	—	(1)	—	(2)

Net periodic benefit cost	40	37	64	6	12	8

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2015	2014
Discount rate	3.19%	3.03%
Salary increase rate	3.07%	2.65%
Expected long-term rate of return on funds for the pension expense of the year	4.44%	4.76%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2015	2014	2013
Discount rate	3.03%	3.83%	3.43%
Salary increase rate	2.65%	2.82%	2.92%
Expected long-term rate of return on funds for the pension expense of the year	4.76%	4.88%	4.43%

Pension Plan Asset Allocation

The Company’s pension plan asset allocation at December 31, 2015 and at December 31, 2014 is as follows:

	Percentage of Plan Assets at December
Asset Category	2015	2014
Cash	3%	3%
Equity securities	27%	28%
Bonds securities remunerating interest	28%	28%
Real estate	2%	2%
Investments in funds(a)	19%	17%
Other	21%	22%

Total	100%	100%

(a)

Investment in funds are composed for one half of commingled funds mainly invested in corporate bonds for 50%, treasury bonds and notes for 42% and municipal bonds for 8% and for the other half of a multi-strategy funds invested in broadly diversified portfolios of corporate and government bonds, equity, fixed income and derivative instruments.

Pension Plan Asset Allocation Including Fair-Value Measurements

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2015 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	13	13	—	—
Equity securities	128	5	123	—
Government debt securities	10	10	—	—
Corporate debt securities	123	4	119	—
Investment funds	87	5	82	—
Real estate	11	—	10	1
Other (mainly insurance assets – contracts and reserves)	101	—	—	101

TOTAL	473	37	334	102

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2014 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	17	17	—	—
Equity securities	136	7	129	—
Government debt securities	10	10	—	—
Corporate debt securities	125	4	121	—
Investment funds	80	—	80	—
Real estate	12	—	10	2
Other (mainly insurance assets – contracts and reserves)	100	—	—	100

TOTAL	480	38	340	102

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2015 and December 31, 2015 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2015	102
Contributions (employer and employee)	14
Actual return on plan assets	1
Benefits paid	(3)
Assets sold during the year	(1)
Settlements	(9)
Foreign currency translation adjustment	(2)

December 31, 2015	102

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2014 and December 31, 2014 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2014	109
Contributions (employer and employee)	14
Actual return on plan assets	6
Benefits paid	(3)
Assets sold during the year	(2)
Settlements	(11)
Foreign currency translation adjustment	(11)

December 31, 2014	102

Estimated Future Benefit Payments

The Company’s estimated future benefit payments as of December 2015 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2016	23	3
2017	31	3
2018	25	4
2019	31	6
2020	30	5
From 2021 to 2025	234	24